UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bank Global Fund Services
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: April 30, 2019

Date of reporting period:  July 31, 2018

Item 1. Schedule of Investments

Schedule of Investments July 31, 2018 (Unaudited)

Nuance Concentrated Value Fund

	Shares	Value
COMMON STOCKS - 77.6%
Consumer Discretionary - 2.2%
Autoliv, Inc.	37,370	$3,828,930
Ecolab, Inc.	58,362	8,211,534
		12,040,464
Consumer Staples - 13.6%
Diageo PLC - ADR	183,335	26,999,746
Henkel AG & Co. KGaA	49,356	5,291,950
Procter & Gamble	109,290	8,839,375
Sanderson Farms, Inc.	246,816	24,886,457
Walmart, Inc.	99,682	8,894,625
		74,912,153
Financials - 24.7%
Chubb Ltd.	102,357	14,301,320
Everest Re Group, Ltd.	62,232	13,588,357
MetLife, Inc.	428,999	19,622,414
Northern Trust Corp.	73,894	8,070,703
Reinsurance Group of America, Inc.	119,705	16,938,258
Travelers Companies, Inc.	178,900	23,282,046
UMB Financial Corp.	171,090	12,299,660
Unum Group	498,931	19,822,529
W.R. Berkley Corp.	72,174	5,471,511
White Mountains Insurance Group, Ltd.	3,016	2,753,698
		136,150,496
Healthcare - 23.8%
Abaxis, Inc.	67,028	5,563,324
Abbott Laboratories	176,604	11,574,626
Becton, Dickinson & Co.	44,241	11,076,619
Cerner Corp. *	305,637	18,973,945
Dentsply Sirona, Inc.	587,183	28,249,374
Johnson & Johnson	129,726	17,191,290
Medtronic PLC	61,775	5,573,958
Smith & Nephew - ADR	684,139	24,020,120
Universal Health Services, Inc. - Class B	72,217	8,817,696
		131,040,952
Industrials - 5.6%
Amphenol Corp. - Class A	185,481	17,344,328
Hub Group, Inc. - Class A *	53,872	2,499,661
Schneider Electric SE	309,530	4,950,932
United Parcel Service, Inc. - Class B	51,392	6,161,387
		30,956,308
Information Technology - 1.9%
Xilinx, Inc.	146,857	10,583,984
Materials - 2.3%
3M Co.	29,043	6,166,410
AptarGroup, Inc.	61,392	6,288,382
		12,454,792
Real Estate - 3.5%
Equity Commonwealth *	600,365	19,355,768
Total Common Stocks
(Cost $406,371,707)		427,494,917

SHORT-TERM INVESTMENT - 23.2%
First American Government Obligations Fund, Class X, 1.81% ^
(Cost $128,029,200)	128,029,200	128,029,200

Total Investments - 100.8%
(Cost $534,400,907)		555,524,117
Other Assets and Liabilities, Net - (0.8)%		(4,487,798)
Total Net Assets - 100.0%		$551,036,319

*	Non-income producing security.
^	The rate shown is the annualized seven day effective yield as of July 31, 2018.
ADR -	American Depositary Receipt

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of July 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$427,494,917	$-	$-	$427,494,917
Short-Term Investment	128,029,200	-	-	128,029,200
Total Investments	$555,524,117	$-	$-	$555,524,117

Transfers between levels are recognized at the end of the reporting period.  During the period ended July 31, 2018, the Fund recognized no transfers to/from all Levels.  The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments July 31, 2018 (Unaudited)

Nuance Concentrated Value Long-Short Fund

	Shares	Value
COMMON STOCKS - 77.9%
Consumer Discretionary - 2.2%
Autoliv, Inc. (a)	3,043	$311,786
Ecolab, Inc. (a)	4,767	670,717
		982,503
Consumer Staples - 13.7%
Diageo PLC - ADR (a)	15,031	2,213,615
Henkel AG & Co. KGaA (a)	4,065	435,849
Procter & Gamble (a)	8,654	699,936
Sanderson Farms, Inc. (a)	20,034	2,020,028
Walmart, Inc. (a)	7,757	692,157
		6,061,585
Financials - 24.8%
Chubb Ltd. (a)	8,093	1,130,754
Everest Re Group, Ltd. (a)	5,174	1,129,743
MetLife, Inc. (a)	34,630	1,583,976
Northern Trust Corp. (a)	6,019	657,395
Reinsurance Group of America, Inc. (a)	9,780	1,383,870
Travelers Companies, Inc. (a)	13,791	1,794,761
UMB Financial Corp. (a)	14,246	1,024,145
Unum Group (a)	41,048	1,630,837
W.R. Berkley Corp. (a)	5,842	442,882
White Mountains Insurance Group, Ltd. (a)	249	227,344
		11,005,707
Healthcare - 24.3%
Abaxis, Inc. (a)	5,415	449,445
Abbott Laboratories (a)	13,656	895,014
Becton, Dickinson & Co. (a)	3,638	910,846
Cerner Corp. (a)*	29,294	1,818,571
Dentsply Sirona, Inc. (a)	47,390	2,279,933
Johnson & Johnson (a)	10,326	1,368,402
Medtronic PLC (a)	5,092	459,451
Smith & Nephew - ADR (a)	55,488	1,948,184
Universal Health Services, Inc. - Class B (a)	5,337	651,648
		10,781,494
Industrials - 5.4%
Amphenol Corp. - Class A (a)	14,081	1,316,714
Hub Group, Inc. - Class A (a)*	4,454	206,666
Schneider Electric SE - ADR (a)	25,724	411,455
United Parcel Service, Inc. - Class B (a)	3,766	451,506
		2,386,341
Information Technology - 1.9%
Xilinx, Inc. (a)	11,816	851,579

Materials - 2.0%
3M Co. (a)	2,143	455,002
AptarGroup, Inc. (a)	4,447	455,506
		910,508
Real Estate - 3.6%
Equity Commonwealth (a)*	50,212	1,618,835

Total Common Stocks
(Cost $33,012,687)		34,598,552

SHORT-TERM INVESTMENT - 17.6%
First American Government Obligations Fund, Class X, 1.81% (a) ^
(Cost $7,800,056)	7,800,056	7,800,056

Total Investments - 95.5%
(Cost $40,812,743)	42,398,608
Other Assets and Liabilities, Net - 4.5%	2,008,077
Total Net Assets - 100.0%	$44,406,685

(a)	All or a portion of this security is designated as collateral for securities sold short. As of July 31, 2018, the value of the collateral was $42,398,608.
*	Non-income producing security.
^	The rate shown is the annualized seven day effective yield as of July 31, 2018.
ADR-	American Depositary Receipt

Schedule of Securities Sold Short July 31, 2018 (unaudited)

Nuance Concentrated Value Long-Short Fund

	Shares	Value
COMMON STOCKS - 95.8%
Consumer Discretionary - 28.5%
Cintas Corp.	10,029	$2,050,730
Delta Air Lines, Inc.	14,258	775,920
Home Depot, Inc.	9,623	1,900,735
McDonalds Corp.	3,966	624,804
O'Reilly Automotive, Inc. *	1,099	336,294
Restaurant Brands International, Inc.	28,323	1,788,031
Ross Stores, Inc.	23,270	2,034,496
Royal Caribbean Cruises Ltd.	7,527	848,745
Southwest Airlines Co.	13,782	801,561
Stanley Black & Decker, Inc.	2,400	358,728
TJX Companies, Inc.	3,603	350,428
Yum China Holding, Inc.	9,887	783,940
		12,654,412
Consumer Staples - 7.5%
Coca-Cola Co.	37,976	1,770,821
Costco Wholesale Corp.	3,630	793,917
Dollar General Corp.	7,958	781,078
		3,345,816
Energy - 9.2%
ConocoPhillips	6,064	437,639
Marathon Petroleum Corp.	5,388	435,512
Occidental Petroleum Corp.	3,986	334,545
Phillips 66	4,514	556,757
Suncor Energy, Inc.	8,919	375,846
Valero Energy Corp.	16,566	1,960,586
		4,100,885
Financials - 11.5%
Allstate Corp.	17,109	1,627,408
Bank of America Corp.	11,973	369,726
JPMorgan Chase & Co.	3,078	353,816
Progressive Corp.	32,196	1,932,082
Regions Financial Corp.	42,947	799,244
		5,082,276
Healthcare - 2.0%
HCA Healthcare, Inc.	7,180	891,971

Industrials - 16.2%
Boeing Co.	5,251	1,870,931
CSX Corp.	5,671	400,826
Eaton Corporation PLC	3,465	288,184
Illinois Tool Works, Inc.	2,483	355,889
Ingersoll-Rand PLC	3,840	378,279
Republic Services, Inc.	25,190	1,825,771
Union Pacific Corp.	2,306	345,646
Waste Management, Inc.	19,248	1,732,320
		7,197,846
Materials - 7.0%
Avery Dennison Corp.	9,915	1,137,052
Eastman Chemical Co.	3,210	332,620
International Flavors & Fragrances, Inc.	2,679	355,664
Sherwin-Williams Co.	2,109	929,500
Westlake Chemical Corp.	3,147	337,421
		3,092,257

Real Estate - 10.6%
Equity Residential	6,697	438,185
Host Hotels & Resorts, Inc.	17,668	369,968
Prologis, Inc.	25,110	1,647,718
Public Storage	1,573	342,647
Realty Income Corp.	6,360	354,697
Weyerhaeuser Co.	45,350	1,550,063
		4,703,278
Utilities - 3.3%
Consolidated Edison, Inc.	4,558	359,763
Duke Energy Corp.	4,660	380,349
WEC Energy Group, Inc.	5,062	335,965
Xcel Energy, Inc.	8,476	397,186
		1,473,263
Total Securities Sold Short
(Proceeds $39,018,603)		$42,542,004

*	Non-income producing security

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of January 31, 2018, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$34,598,552	$–	$–	$34,598,552
Short-Term Investment	7,800,056	-	–	7,800,056
Total Investments	$42,398,608	$–	$–	$42,398,608

Securities Sold Short
Common Stocks	$42,542,004	$–	$–	$42,542,004
Total Securities Sold Short	$42,542,004	$–	$–	$42,542,004

Transfers between levels are recognized at the end of the reporting period.  During the period ended July 31, 2018, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments July 31, 2018 (Unaudited)

Nuance Mid Cap Value Fund

	Shares	Value
COMMON STOCKS - 82.8%
Consumer Discretionary - 2.6%
Autoliv, Inc.	39,999	$4,098,298
Ecolab, Inc.	84,930	11,949,651
		16,047,949
Consumer Staples - 8.0%
Brown-Forman Corp. - Class B	59,795	3,182,290
Clorox Co.	22,646	3,061,060
Henkel AG & Co. KGaA	54,176	5,808,751
Kimberly-Clark Corp.	28,871	3,287,252
Sanderson Farms, Inc.	273,898	27,617,135
Sysco Corp.	86,545	5,816,689
		48,773,177
Financials # - 26.7%
Aflac, Inc.	189,068	8,799,225
CoBiz Financial, Inc.	141,376	3,096,134
Everest Re Group, Ltd.	70,098	15,305,898
MetLife, Inc.	206,771	9,457,706
Northern Trust Corp.	81,130	8,861,019
Reinsurance Group of America, Inc.	129,589	18,336,843
Travelers Companies, Inc.	193,560	25,189,898
UMB Financial Corp.	202,891	14,585,834
Unum Group	550,758	21,881,615
W.R. Berkley Corp.	83,016	6,293,443
White Mountains Insurance Group, Ltd.	19,718	18,003,126
XL Group Ltd.	215,855	12,137,527
		161,948,268
Healthcare - 20.1%
Abaxis, Inc.	182,428	15,141,524
Becton, Dickinson & Co.	37,111	9,291,481
Cerner Corp. *	348,199	21,616,194
Dentsply Sirona, Inc.	580,419	27,923,958
Smith & Nephew - ADR	750,215	26,340,049
Universal Health Services, Inc. - Class B	105,405	12,869,950
Waters Corp. *	45,826	9,040,095
		122,223,251
Industrials - 11.3%
Amphenol Corp. - Class A	204,567	19,129,060
Badger Meter, Inc.	113,626	5,925,596
Graco Inc.	66,265	3,057,467
Hub Group, Inc. - Class A *	60,159	2,791,377
J.B. Hunt Transport Services, Inc.	24,839	2,978,196
Lindsay Corp.	66,143	6,226,702
Pentair PLC	71,041	3,171,981
Rockwell Collins, Inc.	66,335	9,219,902
Sensata Technologies Holding PLC *	59,583	3,239,528
WABCO Holdings, Inc. *	50,180	6,306,622
Woodward, Inc.	75,277	6,263,799
		68,310,230
Information Technology - 2.4%
Xilinx, Inc.	202,070	14,563,185
Materials - 1.1%
AptarGroup, Inc.	63,553	6,509,734
Real Estate - 6.6%
AvalonBay Communities, Inc.	17,448	3,085,679
Boston Properties, Inc.	49,024	6,153,983
Equity Commonwealth *	671,523	21,649,901
Healthcare Realty Trust, Inc.	309,583	9,197,711
		40,087,274
Utilities - 4.0%
American Water Works Company, Inc.	68,749	6,067,099
Connecticut Water Service, Inc.	92,556	5,962,458
Middlesex Water Co.	69,747	3,089,095
SJW Group	137,137	8,870,021
		23,988,673
Total Common Stocks
(Cost $484,094,096)		502,451,741

CONVERTIBLE PREFERRED STOCKS - 8.8%
Financials - 4.9%
MetLife, Inc., Series A, 4.000%	238,755	6,071,540
Northern Trust Corp., Series C, 5.850%	656,119	17,734,897
W.R. Berkley Corp., 5.625%	236,096	5,824,488
		29,630,925
Utilities - 3.9%
Pacific Gas & Electric Co., Series A, 6.000%	236,986	5,967,307
SCE Trust VI, 5.000%	777,194	17,758,883
		23,726,190
Total Convertible Preferred Stocks
(Cost $54,215,694)		53,357,115

SHORT-TERM INVESTMENT - 8.9%
First American Government Obligations Fund, Class X, 1.81% ^
(Cost $54,279,307)	54,279,307	54,279,307

Total Investments - 100.5%
(Cost $592,589,097)		610,088,163
Other Assets and Liabilities, Net - (0.5)%		(2,958,183)
Total Net Assets - 100.0%		$607,129,980

*	Non-income producing security.
#
The Fund is signficantly invested in this sector and therefore is subject to additional risks.  Changes in governmental regulation, interest rates, domestic and international economics, loan losses, price competition and industry consolidation may affect companies in this sector.

^	The rate shown is the annualized seven day effective yield as of July 31, 2018.
ADR-	American Depositary Receipt

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of July 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$502,451,741	$-	$-	$502,451,741
Convertible Preferred Stock	53,357,115	-	-	53,357,115
Short-Term Investment	54,279,307	-	-	54,279,307
Total Investments	$610,088,163	$-	$-	$610,088,163

Transfers between levels are recognized at the end of the reporting period.  During the period ended July 31, 2018, the Fund recognized no transfers to/from all Levels.  The Fund did not invest in any Level 3 investments during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
    James R. Arnold, President

Date    September 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ James R. Arnold
    James R. Arnold, President

Date  September 17, 2018

By (Signature and Title) /s/ Brian R. Wiedmeyer
 Brian R. Wiedmeyer, Treasurer

Date  September 17, 2018